Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	0.73%	4.95%	(13.70%)	(0.86%)	5.49%	6.20%	(0.08%)	2.65%	1.89%	0.94%
Class A Prospectus - PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.59%	7.66%	(13.61%)	(2.08%)	7.77%	8.31%	(1.09%)	3.01%	1.85%	0.59%
Class A Prospectus - PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.45%	7.84%	(14.12%)	(0.96%)	9.10%	10.09%	(1.42%)	5.27%	4.00%	(0.43%)
Class A Prospectus - PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	0.59%	5.19%	(7.47%)	0.45%	4.37%	6.80%	0.62%	4.37%	(0.49%)	2.73%
Class A Prospectus - PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	(2.09%)	4.07%	(15.66%)	(4.22%)	9.93%	6.76%	(3.30%)	6.61%	0.94%	(3.83%)
Class A Prospectus - PACE High Yield Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	7.77%	12.59%	(11.46%)	3.39%	7.18%	12.23%	(3.12%)	7.48%	16.47%	(4.44%)
Class A Prospectus - PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	13.58%	15.08%	(5.23%)	25.68%	(2.64%)	22.81%	(10.84%)	13.82%	17.85%	(4.61%)
Class A Prospectus - PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	27.49%	34.91%	(28.00%)	20.14%	39.02%	31.71%	(3.47%)	29.54%	0.73%	4.56%
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	6.04%	12.32%	(13.43%)	25.52%	11.86%	25.62%	(16.80%)	9.19%	22.67%	(3.17%)
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	11.91%	15.67%	(26.65%)	14.02%	38.50%	23.87%	0.13%	23.03%	3.10%	(2.27%)
Class A Prospectus - PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	5.84%	20.11%	(14.35%)	12.15%	10.85%	18.83%	(13.85%)	25.16%	1.89%	(0.78%)
Class A Prospectus - PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	3.98%	10.05%	(19.22%)	(1.95%)	19.79%	18.72%	(16.63%)	33.78%	5.78%	(17.08%)
Class A Prospectus - PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	(3.15%)	10.95%	(27.84%)	32.65%	(11.24%)	20.44%	(8.45%)	10.40%	6.03%	(3.27%)
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.58%	4.97%	0.22%	2.63%	9.47%	6.08%	(5.41%)	3.71%	(0.94%)	0.81%
Class P Prospectus - UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	5.20%	5.03%	1.18%	0.01%	0.21%	1.63%	1.27%	0.32%	0.01%	0.01%
Class P Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	0.98%	5.12%	(13.47%)	(0.61%)	5.75%	6.55%	0.16%	2.83%	2.14%	1.27%
Class P Prospectus - PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	3.85%	7.82%	(13.38%)	(1.83%)	8.04%	8.66%	(0.86%)	3.27%	2.11%	0.84%
Class P Prospectus - PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	3.63%	8.03%	(13.84%)	(0.72%)	9.38%	10.37%	(1.18%)	5.45%	4.30%	(0.25%)
Class P Prospectus - PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	0.85%	5.53%	(7.30%)	0.70%	4.63%	7.07%	0.86%	4.71%	(0.25%)	2.98%
Class P Prospectus - PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	(1.98%)	4.35%	(15.58%)	(3.99%)	10.23%	6.93%	(3.16%)	6.80%	1.13%	(3.65%)
Class P Prospectus - PACE High Yield Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	8.08%	12.76%	(11.37%)	3.66%	7.23%	12.37%	(2.87%)	7.62%	16.73%	(4.36%)
Class P Prospectus - PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	13.84%	15.40%	(4.97%)	25.96%	(2.38%)	23.08%	(10.62%)	14.03%	18.17%	(4.41%)
Class P Prospectus - PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	27.93%	35.15%	(27.78%)	20.37%	39.44%	32.02%	(3.25%)	29.84%	0.99%	4.83%
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.33%	12.58%	(13.30%)	25.71%	12.12%	25.79%	(16.67%)	9.34%	22.85%	(3.05%)
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	12.17%	15.89%	(26.58%)	14.25%	38.69%	24.04%	0.29%	23.19%	3.19%	(2.12%)
Class P Prospectus - PACE International Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.12%	20.41%	(14.14%)	12.45%	11.16%	19.11%	(13.56%)	25.46%	2.20%	(0.55%)
Class P Prospectus - PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	4.16%	10.32%	(18.97%)	(1.73%)	20.12%	19.01%	(16.43%)	34.13%	6.04%	(16.94%)
Class P Prospectus - PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	(2.90%)	10.93%	(27.54%)	33.01%	(10.96%)	20.68%	(8.20%)	10.70%	6.32%	(3.07%)
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.85%	5.15%	0.51%	2.92%	9.71%	6.42%	(5.27%)	4.03%	(0.76%)	1.18%
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	0.98%	5.12%	(13.47%)	(0.61%)	5.75%	6.55%	0.16%	2.83%	2.14%	1.27%
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	3.85%	7.82%	(13.38%)	(1.83%)	8.04%	8.66%	(0.86%)	3.27%	2.11%	0.84%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	3.63%	8.03%	(13.84%)	(0.72%)	9.38%	10.37%	(1.18%)	5.45%	4.30%	(0.25%)
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	0.85%	5.53%	(7.30%)	0.70%	4.63%	7.07%	0.86%	4.71%	(0.25%)	2.98%
Class P2 Prospectus - PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	(1.98%)	4.35%	(15.58%)	(3.99%)	10.23%	6.93%	(3.16%)	6.80%	1.13%	(3.65%)
Class P2 Prospectus - PACE High Yield Investments | Class P2
Prospectus [Line Items]
Annual Return [Percent]	8.41%	12.91%	(10.78%)
Class P2 Prospectus - PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	13.84%	15.40%	(4.97%)	25.96%	(2.38%)	23.08%	(10.62%)	14.03%	18.17%	(4.41%)
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	27.93%	35.15%	(27.78%)	20.37%	39.44%	32.02%	(3.25%)	29.84%	0.99%	4.83%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.33%	12.58%	(13.30%)	25.71%	12.12%	25.79%	(16.67%)	9.34%	22.85%	(3.05%)
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	12.17%	15.89%	(26.58%)	14.25%	38.69%	24.04%	0.29%	23.19%	3.19%	(2.12%)
Class P2 Prospectus - PACE International Equity Investments | Class P2
Prospectus [Line Items]
Annual Return [Percent]	6.77%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P2
Prospectus [Line Items]
Annual Return [Percent]	4.51%
Class P2 Prospectus - PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Annual Return [Percent]	(2.90%)	10.93%	(27.54%)	33.01%	(10.96%)	20.68%	(8.20%)	10.70%	6.32%	(3.07%)
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Annual Return [Percent]	7.41%	4.73%
UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	5.20%	5.03%	1.18%	0.01%	0.21%	1.63%	1.27%	0.32%	0.01%	0.01%